Redeemable Noncontrolling Interests - Additional Information (Details) $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Temporary Equity Disclosure [Abstract]
Redeemable noncontrolling interests	¥ 0	$ 0	¥ 397,385,000	$ 55,863	¥ 374,355,000	¥ 108,629,000